COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Guarantee amount	$ 134
Claims Brought by Vitec [Member]
Loss Contingencies [Line Items]
Value of claim	22,878
Claims by Doron Afik [Member]
Loss Contingencies [Line Items]
Damages being sought	663
Consideration held in Escrow	300
Consideration held in escrow per each EC Consortium Agreement	100
Claims Demanded by Entity Regarding Vitec Proceedings [Member]
Gain Contingencies [Line Items]
Damages being sought by the Company	1,506
Claims Demanded By Entity Regarding Doron Afik [Member]
Gain Contingencies [Line Items]
Damages being sought by the Company	268
Royalty Commitment with Office of Chief Scientist [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum royalties as a percent of grants received	100.00%
Royalties paid or accrued	4,308
Outstanding contingent obligation to pay royalties	4,248
Amount paid as settlement with European Commission	$ 430
Royalty Commitment with Office of Chief Scientist [Member] | Minimum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.00%
Royalty Commitment with Office of Chief Scientist [Member] | Maximum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.50%